SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
Stock Option Activity
A summary of the Company's option activity and related information with respect to options granted to employees for the year ended December 31, 2013 is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at the beginning of the year	604,710	$5.07	4.72	-
Granted	84,305	$1.36
Forfeited	(174,394)	$10.09

Outstanding at end of year	514,621	$2.76	5.07	$510

Exercisable options at end of year	172,979	$5.18	3.79	$98

Vested and expected-to-vest at end of year	460,125	$2.92	4.98	$437

Schedule of Stock-Based Compensation Expense
The following table presents the stock-based compensation included in the line items below in the Company's consolidated statements of operations:

	Year ended December 31,
	2013	2012	2011

Cost of revenues	$6	$22	$(24)
Research and development	3	5	10
Sales and marketing	12	20	21
General and administrative	74	(49)	26

Total	$95	$(2)	$33

Schedule of Outstanding Options to Consultants
The Company's outstanding options to consultants as of December 31, 2013, were as follows:

Grant date	Options for Ordinary shares	Exercise price per share	Options exercisable	Exercisable through

2004	7,500	$11.76	7,500	2014

	7,500		7,500